GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

(the “Funds”)

Supplement dated April 7, 2016 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (the “SAI”),

each dated September 17, 2015, as supplemented

Effectively immediately, Steve Jeneste no longer serves as a portfolio manager for the Funds and Jamie McGregor will serve as a portfolio manager for the Funds.

Accordingly, effective immediately, the Funds’ disclosure is modified as follows:

All references to Mr. Jeneste in the Prospectus and SAI are removed.

The following replaces in its entirety the “Portfolio Managers” subsection in each Fund’s “Summary—Portfolio Management” section of the Prospectus.

Portfolio Managers: Raj Garigipati, Vice President, has managed the Fund since inception and Jamie McGregor, Vice President, has managed the Fund since 2016.

The following replaces the table in the “Service Providers—Fund Managers” section of the Prospectus:

Name and Title	Primarily Responsible Since	Five Year Employment History
Raj Garigipati Vice President	2015	Mr. Garigipati joined the ETF Portfolio Management team in 2015. Mr. Garigipati joined Goldman Sachs in 2003 as a Technology audit analyst in the Internal Audit department covering the Investment Management Division and later was the global audit lead for GSAM before joining the QIS team in 2011 as the Chief Risk Officer.

Name and Title	Primarily Responsible Since	Five Year Employment History
Jamie McGregor Vice President	2016	Mr. McGregor is a portfolio manager on the ETF Portfolio Management team. He joined GSAM in 2015 as a vice president. Prior to joining GSAM, Mr. McGregor was a portfolio manager at Guggenheim Investments, focused on the firm’s domestic and international equity ETF suites, having joined in 2007.

This Supplement should be retained with your Prospectus and SAI for future reference.

ACTBETAPMSTK04-16